Summary of Significant Accounting Policies (Details 4) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Numerator:
Net loss attributable to Ordinary Shareholders for basic and diluted loss per share	$ (125,820,294)	$ (23,804,788)	$ (129,315,847)	$ (6,722,302)
Denominator:
Denominator for basic loss per share - Weighted-average Ordinary Shares outstanding during the period (in shares)	63,103,781	62,150,102	63,103,781	61,871,123
Effect of dilutive securities:
Denominator for diluted loss per share	63,103,781	62,150,102	63,103,781	61,871,123
Basic earnings loss per share (in dollars per share)	$ (1.99)	$ (0.38)	$ (2.05)	$ (0.11)
Diluted earnings loss per share (in dollars per share)	$ (1.99)	$ (0.38)	$ (2.05)	$ (0.11)